Information about Stock Options Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Range One	Dec. 31, 2013 Range Two	Dec. 31, 2013 Range Three	Dec. 31, 2013 Minimum Range One	Dec. 31, 2013 Minimum Range Two	Dec. 31, 2013 Minimum Range Three	Dec. 31, 2013 Maximum Range One	Dec. 31, 2013 Maximum Range Two	Dec. 31, 2013 Maximum Range Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price	$ 1.95	$ 1.97	$ 2.13	$ 2.33					$ 1	$ 10	$ 1	$ 10	$ 20
Options outstanding, No. of Shares	9,223				6,188	2,419	616
Options outstanding, Weighted average remaining contractual life					1 year 10 months 17 days	5 years 8 months 19 days	3 years 7 months 24 days
Option currently exercisable, Exercise price	$ 2.13	$ 2.15	$ 2.19						$ 1	$ 10	$ 1	$ 10	$ 20
Option currently exercisable, No. of Shares	7,770				5,175	1,979	616